Organization and Principal Activities (Financial Information of the Company's VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Variable interest entities
Total assets	¥ 4,967,233		¥ 4,746,101		$ 763,451
Total liabilities	1,025,310		858,969		$ 157,589
Total net revenue	5,816,832	$ 894,031	6,277,183	¥ 7,342,959
Net (loss)/gain	(36,978)	(5,684)	150,182	134,841
Net increase/(decrease) in cash and cash equivalents	(1,900,324)	(292,073)	(262,816)	1,552,160
Cash and cash equivalents at the beginning of the year	2,301,471	353,728	2,564,287	1,012,127
Cash and cash equivalents at the end of the year	401,147	$ 61,655	2,301,471	2,564,287
VIEs
Variable interest entities
Total assets	638,145		567,839
Less: loans receivable	(73,330)		(73,330)
Total assets excluding loans receivable	564,815		494,509
Total liabilities	576,772		525,230
Less: inter-company payable	(462,222)		(414,163)
Total liabilities excluding inter-company payable	114,550		111,067
Total net revenue	311,443		531,945	869,959
Net (loss)/gain	8,780		(23,466)	(44,150)
Net cash provided by/(used in) operating activities	(62,672)		(132,616)	53,880
Net cash (used in)/provided by investing activities	(1,553)		60,174	(568,638)
Net cash provided by financing activities	69,600		29,000	551,800
Net increase/(decrease) in cash and cash equivalents	5,375		(43,442)	37,042
Cash and cash equivalents at the beginning of the year	4,149		47,591	10,549
Cash and cash equivalents at the end of the year	9,524		4,149	¥ 47,591
Asset can be used to settle obligations	0
Registered Capital	¥ 8,157		¥ 8,157